Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table shows the outstanding notes with maturities in calendar years at December 31, 2019 and 2018.

Long Term Debt Outstanding
($ In millions)	December 31, 2019	December 31, 2018

Washington Gas Unsecured Notes
Due 2019, 4.76%	$—	$50.0
Due 2023, 6.65%	20.0	20.0
Due 2025, 5.44%	40.5	40.5
Due 2026, 6.62% to 6.82%	53.0	53.0
Due 2027, 6.40% to 6.57%	72.0	72.0
Due 2028, 6.57% to 6.85%	52.0	52.0
Due 2030, 7.50%	8.5	8.5
Due 2036, 5.70% to 5.78%	50.0	50.0
Due 2040, 5.21%	75.0	75.0
Due 2043, 5.00%	75.0	75.0
Due 2044, 4.22% to 4.24%	150.0	150.0
Due 2046, 3.80%	450.0	450.0
Due 2049, 3.65%	300.0	—
Commercial Paper due in various years (c)	$100.0	$—
Total Long-Term Debt(a)	$1,446.0	$1,096.0
Unamortized discount	(4.3)	(2.9)
Unamortized debt expense	(10.8)	(8.1)
Less—current maturities	—	50.0
Total Long-Term Debt	$1,430.9	$1,035.0
Weighted average interest rate(b)	4.52%	4.77%
(a) Includes MTNs and private placement notes. The amount represents face value of long-term debt including current maturities.
(b) Weighted average interest rate is for the Washington Gas unsecured notes including current maturities.
(c) In December 2019, we classified $100.0 million commercial paper balance as "Long-term debt" on Washington Gas' balance sheets due to its ability and intent to refinance these balances on a long-term basis. Refer to Note 6 - Short-term debt for discussion on the credit facility.
The following table shows the issuances and retirements of Washington Gas' unsecured notes for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal year ended September 30, 2017. There were no issuances or retirements during the fiscal year ended September 30, 2018.

Washington Gas' Unsecured Notes Issuances and Retirements
(In millions)	Principal(a)(c)	Interest Rate(b)	Effective Cost(b)	Nominal Maturity Date
Calendar Year Ended December 31, 2019
Issuances:
09/13/2019	$300.0	3.65%	3.72%	9/15/2049
Retirements:
11/1/2019	$50.0	4.76%	4.76%	11/1/2019
Three Months Ended December 31, 2018
Retirements:
12/05/2018	$50.0	7.46%	7.46%	12/5/2018
Fiscal Year ended September 30, 2017
Issuances:
9/18/2017	$200.0	3.80%		9/15/2046
(a)Represents face amount of notes.
(b) Represents the interest rate and effective cost at the trade date of the debt.